Financial liabilities at FVTPL_Credit risk adjustments to financial liabilities at FVTPL (Details) - KRW (₩)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Designated financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss designated as upon initial recognition	₩ 176,097,000,000	₩ 0	₩ 0
Financial liabilities designated at FVTPL (IAS 39)	0	616,177,000,000	₩ 251,796,000,000
Credit risk adjustments	(179,000,000)	(261,000,000)
Accumulated changes in credit risk adjustments	₩ (39,000,000)	₩ 89,000,000
Additional information about credit risk adjustments	The adjustment to reflect Group’s credit risk is considered in measuring the fair value of derivatives. The Group’s credit risk is determined by adjusting credit spread observed in credit rating of bank.	The adjustment to reflect Group’s credit risk is considered in measuring the fair value of derivatives. The Group’s credit risk is determined by adjusting credit spread observed in credit rating of bank.